Intangible Assets (Details Narrative) (10-K) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense on intangible assets	$ 292,469	$ 157,174	$ 135,803	$ 337,141